Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Summary of Investments Other Than Investments in Related Parties [Abstract]
SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2011

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$366,968	$460,095	$460,095
States, municipalities and political subdivisions	723,467	789,756	789,756
Foreign governments	283,135	376,941	376,941
Public utilities	838,541	937,241	937,241
Convertibles and bonds with warrants attached	39,666	37,315	37,315
All other corporate bonds	2,617,041	2,842,458	2,842,458
Asset-backed securities	119,967	120,131	120,131
Residential mortgage-backed securities	432,808	445,746	445,746
Commercial mortgage-backed securities	257,768	234,190	234,190
Redeemable preferred stocks	9,144	9,611	9,611

Total fixed maturities	5,688,505	$6,253,484	6,253,484

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	83,801	$104,178	104,178

Mortgage loans on real estate	564,847	$588,344	564,847

Policy loans	42,213		42,213
Limited partnership interests	71,383		71,383
Other long-term investments	5,581		5,581
Short-term investments	148,832	$148,829	148,829

Total investments	$6,605,162		$7,190,515